UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 E. Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeanine M. Bajczyk
Advisors Series Trust
615 East Michigan St.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/08

Date of reporting period:  6/30/08

Item 1. Report to Stockholders.

Al Frank Fund
Al Frank Dividend Value Fund

SEMI-ANNUAL REPORT
June 30, 2008

Al Frank Funds
32392 Coast Highway, Suite 260
Laguna Beach, CA 92651
Shareholder Services 888.263.6443
alfrankfunds.com

Al Frank Asset Management
32392 Coast Highway, Suite 260, Laguna Beach, CA 92651
alfrankfunds.com

Dear Shareholders,

With the major market indexes having continued their downward trends that began in the summer of 2007, the Chinese proverb (or curse), “May you live in interesting times,” seems particularly appropriate to describe the environment for equities thus far in 2008. The declines have been enough, in fact, to reach the “bear market” threshold of a 20% fall from the prior peak. With only a single digit number of actual bear market occurrences over the last 60 years, we could dwell on the market’s recent misfortune or we could recall that as the summation of bullish and bearish extremes, equity market history nets out over time to a very attractive long-term return series.

Buying and patiently holding broadly diversified portfolios of stocks that we believe are undervalued for their long-term appreciation potential, independent of short-term market gyrations, has been a successful way to access the compounding benefits of the long-term return series of equities and is a hallmark of our approach here at Al Frank. With our flagship Al Frank Fund (VALUX) now beginning its second decade and our younger Al Frank Dividend Value Fund (VALDX) turning four at the end of September, rest assured that we have never wavered from our brand of value investing based on the core tenets of selection, diversification and patience. This approach has served us well over the long-term and particularly subsequent to periods of heightened market concerns, when we have traditionally enjoyed, what we view as, considerable outperformance.

Equities, and particularly value-oriented equities, have reflected this uncertainty of late. According to data from Russell Investments, keeper of the widely-followed Russell Indexes, growth continued to meaningfully outperform value in the first half of 2008. For example, for the six months ending June 30, 2008, under the broad market category, the Russell 3000 Growth Index declined 9.0%, versus a decline of 13.3% for the Russell 3000 Value index. In the mid-cap arena, the Russell Midcap Growth index declined 6.8%, versus a decline of 8.6% for the Russell Midcap Value index. Small-cap value lagged as well, with the Russell 2000 Growth index down 8.9%, versus a decline of 9.8% for the Russell 2000 Value index.

Long-term comparisons do, in our opinion, favor our value leanings. Across every market cap, value handily outperforms growth when assessing 10-year annualized total returns. For example, the Russell 3000 Value Index has shown an average rate of return of 5.1% over the past decade, compared to a 1.0% average return per annum for the Russell 3000 Growth Index.

Al Frank Fund

COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.08
	VALUX	Wilshire 5000
2008 YTD	-12.85%	-10.95%
1 year	-18.97%	-12.46%
3 years	3.05%	5.06%
5 years	12.87%	8.78%
10 years	13.27%	3.61%
Since 1.2.98 inception	12.42%	4.84%
The Fund’s operating expenses are 1.58%. However, the advisor has contractually agreed to cap its expenses at 1.49% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for less than 60 days.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Al Frank Dividend Value Fund

COMPOUND ANNUAL TOTAL RETURNS AS OF 6.30.08
	VALDX	Wilshire 5000
2008 YTD	-6.84%	-10.95%
1 year	-13.19%	-12.46%
3 years	4.63%	5.06%
Since 9.30.04 inception	7.45%	6.81%

The Fund’s operating expenses are 2.12% gross/1.98% net.  However, the advisor has contractually agreed to cap its expenses at 1.98% indefinitely, or until the Board of Trustees terminates such agreements.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data to the most recent month end may be obtained by visiting alfrankfunds.com. The Funds impose a 2% redemption fee on shares held for less than 60 days.  Performance data does not reflect redemption fee.  Had the fee been included, returns would be lower.

GROWTH OF
A HYPOTHETICAL $10,000
INVESTMENT
SINCE INCEPTION
Actual performance of investors will vary depending on the timing of their investments in the Fund. Hypothetical investment assumes the reinvestment of dividends and capital gains but does not reflect the effect of any applicable sales charge or redemption fees. This chart does not imply any future performance.

Given the dismal performances of late of our funds and the value-based benchmarks, we offer the reminder that both VALUX and VALDX are designed for the long-term investor. We are buying and holding our undervalued stocks not for what they may do next week, next month or even next year, but for how we expect them to fare over the next three to five years and longer. As such, our gains have not been linear in nature and we can’t always outperform the benchmarks, nor do the markets always cooperate in sending our stocks higher. Happily, shareholders who have invested for the long-term generally have been rewarded in the fullness of time and our objective is to continue to deliver market-beating returns over the long-haul.

Contributing to that long-term performance, broad industry diversification and a refusal to limit ourselves to certain style boxes free us to go wherever we believe the best stock values currently may be hiding. After crunching thousands of numbers to unearth those bargains, we feel confident that their value will emerge in time. In our effort to minimize risk and maximize opportunity, we eschew conventional wisdom that 20 to 30 stocks constitute a diversified portfolio. Rather, we can hold 200 or more stocks in our funds to improve our chances of owning those rare few stocks that everyone wishes they’d noticed earlier. Through our disciplined approach we seek to put patience—that elusive investment quality—to work.

The funds’ Top 15 Holdings and Sector Weightings (as a percentage of net assets on June 30, 2008) offer some evidence of our diversification and style-agnostic philosophy. Even though both of our funds historically have been classified as Small- or Mid-Cap Value by various fund ratings agencies, VALDX holdings ConocoPhillips, Devon Energy and Burlington Northern each sport market capitalizations of more than $35 billion. These are not exactly small- or mid-cap stocks. And our largest sector weighting in VALUX is in technology, not a sector usually associated with value-oriented funds.

Al Frank Fund

TOP FIFTEEN HOLDINGS AND SETOR COMPOSITION
	Ticker	Name	% Net Assets	Sector	% Net Assets
1	CSX	CSX Corporation	1.2%	Electronic Technology	25.8%
2	NSC	Norfolk Southern	1.2%	Transportation	9.4%
3	DIOD	Diodes Inc.	1.2%	Energy Minerals	9.0%
4	MRO	Marathon Oil	1.2%	Consumer Durables	5.9%
5	WDC	Western Digital	1.1%	Industrial Services	5.6%
6	OII	Oceaneering International	1.1%	Finance	5.3%
7	RIG	Transocean Inc.	1.0%	Health Technology	5.3%
8	OXY	Occidental Petroleum	1.0%	Technology Services	5.1%
9	LMT	Lockheed Martin	1.0%	Non-Energy Minerals	4.0%
10	TNP	Tsakos Energy Navigation	1.0%	Process Industries	3.9%
11	TDW	Tidewater Inc.	1.0%	Consumer Non-Durables	3.2%
12	MCK	McKesson Corporation	0.9%	Producer Manufacturing	3.2%
13	CADA	CAM Communication Solutions Inc.	0.9%	Other	11.3%
14	NBR	Nabor Industries Ltd.	0.9%	Securities Lending Collateral	9.3%
15	APC	Anadarko Petroleum Corporation	0.9%	Short-Term Investments	2.3%
As of June 30, 2008. Top fifteen holdings and sector compositions are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

Al Frank Dividend Value Fund

TOP FIFTEEN HOLDINGS AND SETOR COMPOSITION
	Ticker	Name	% Net Assets	Sector	% Net Assets
1	DVN	Devon Energy	1.3%	Electronic Technology	13.6%
2	NUE	Nucor	1.3%	Transportation	12.3%
3	COP	ConocoPhillips	1.1%	Energy Minerals	10.6%
4	TRN	Trinity Industries	1.1%	Finance	10.1%
5	TNP	Tsakos Energy Navigation	1.1%	Producer Manufacturing	8.7%
6	APC	Anadarko Petroleum	1.1%	Non-Energy Minerals	6.7%
7	NBL	Noble Energy	1.1%	Health Technology	6.2%
8	CSX	CSX Corp	1.1%	Consumer Durables	5.7%
9	BNI	Burlington Northern	1.1%	Retail Trade	5.0%
10	CMI	Cummins	1.1%	Consumer Non-Durables	4.9%
11	BHP	BHP Billiton Ltd.	1.0%	Process Industries	3.0%
12	ECOL	American Ecology Corporation	1.0%	Consumer Services	3.0%
13	CHK	Chesapeake Energy Corporation	1.0%	Industrial Services	2.8%
14	UNP	Union Pacific Corporation	1.0%	Other	5.9%
15	BAX	Baxter International Inc.	1.0%	Short-Term Investments	1.7%
As of June 30, 2008. Top fifteen holdings and sector compositions are subject to change. SOURCE: Al Frank.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

In short, we seek bargains wherever they reside. If Blue-Chips are cheap, we buy them. If technology stocks are undervalued, we snap them up. We believe that limiting our investment universe by market-cap or purely traditional value-versus-growth distinctions likely will serve only to limit our potential returns.

Given that each of our funds is broadly diversified, one or two winning or losing stocks should not make or break performance. Within the context of the broader market’s decline, however, the funds’ certainly were pushed and pulled by notable sector and industry trends.

Spiking energy prices fueled outsized performance from oil & gas production concerns like Petrohawk and Chesapeake as well as the contract drillers like Nabors Industries. Much of these gains were offset, however, by significant pressure on refiners such as Valero and Tesoro, who are now the fallen energy darlings of 2007.

Performance among the financials was not surprisingly more uniform with negative standouts Lehman Brothers, Bank of America and Bear Stearns. VALDX, with its increased emphasis on yield, was particularly hurt by the significant deflation of most financial stocks.

Our technology and aerospace & defense stocks were uniformly negative as well, with particular weakness from Nvidia, Nokia, Kaman Corp and LMI Aerospace. Overall, the poor showing among technology stocks during the first half of 2008 took a significant performance toll on the funds and on VALUX in particular, as the fund maintains an overweight exposure to the space.

Other notable areas of strength were commodity related, with mentionable gainers including United States Steel and Mosaic. Also benefiting from the commodities boom were the railroads, including CSX and Norfolk Southern, and the marine shippers like Frontline. On the negative side, VALUX, in particular, was hurt by the increased challenges facing the managed health players such as United Healthcare.

To be remembered with all the ups and downs, however, is that our largest holding in either fund is only slightly greater than 1% of net assets. So, despite significant efforts to avoid them, individual losers are inevitable and in our approach are not to be agonized over. Our historical experience has shown that generally our winners win more than our losers lose, a notion supported by our solid long-term returns.

******

With the back half of summer now well under way, the signs of economic distress in the data points are nothing new at this point. And while our economy has without question some significant issues to work through that could take some time, we are not surprisingly spending these dog days viewing the glass as half full given the performance of equities over the last year. We believe the current data will continue to move investors collectively closer to acceptance of our economic ills, a necessary beginning of any bottoming process.

For instance, many expected the positive impact from tax refunds and the stimulus checks in the recently reported Q2 ‘08 Gross Domestic Product (GDP) growth of 1.9%. The bigger story in our minds may have been the almost buried news that Q4 ‘07 GDP growth was revised from positive 0.6% to negative 0.2%. Negative GDP growth last occurred in 2001 and is of course the litmus for recession watchers. Whether or not we get the semi-official two quarters in a row during this downturn remains to be seen, but the fact that we’ve confirmed a negative quarter at all carries certain cathartic benefits given all the previous speculation and angst on the subject.

Recent unemployment and manufacturing reports also offer continued confirmation of the current malaise. July’s Institute for Supply Management (ISM) reading of manufacturing activity at 50 is straddling the contraction/expansion threshold, with the new order component of that index registering a 45.0, down from June’s 49.6 and the lowest new order reading since October 2001. Unemployment ticked up to 5.7% in July from 5.5% in June and the particularly poor summer job market for the 16 to 24 year old crowd could very well translate into incrementally weaker back-to-school spending ahead of a winter of higher heating expenses.

But as equity performance has shown in this downturn and others before it, weak data points typically only confirm what the market told us weeks, months and quarters before. And so while we currently endure this decline in stock prices, high energy and food bills, record home foreclosures and any number of pessimistic economic statistics, we must acknowledge our emotional human condition and go out of our way to refresh what we and our investments endured in the past to help us get to where we are today.

During the last 15 years, we have suffered through several significant market corrections. Readers may recall in 1998 the rampant fear and concern over the Asian/Russian financial crisis, the collapse of Long-Term Capital Management and even growing anxiety that the Y2K millennium bug would ultimately crash computers and commerce alike. Or, four years later, when the dotcom implosion sent investors freshly reeling, the War on Terror had consumed the collective consciousness in the wake of 9/11, fraud and scandal were shredding investor confidence (WorldCom, Enron, Arthur Andersen), unemployment was creeping towards 6%, consumer confidence was plunging and many signs were pointing to War in Iraq.

During both of those traumatic periods, stocks struggled mightily, but those who were fortunate enough to suppress the natural instinct for flight in the face of mounting paper losses in their diversified portfolios generally were rewarded with strong subsequent performance in the fullness of time.

Historical stock price data reveal that irrespective of the ultimate depth of market corrections, the average performance of equities in the ensuing one-, two-, three- and five-year periods from the point in time when a bear (again, defined as a 20% correction) occurred has been very favorable. This makes perfect sense when considering Morningstar data show that equities have enjoyed long-term annualized rates of return of 10% to 12%, dating back to 1926.

We view these historical tendencies as not only compelling but comforting, for it should help alleviate the common anxiety of feeling like one needs to time the bottom perfectly (which by the way is an extremely low probability wager). Thus, we won’t predict with certainty the timing or magnitude of the current correction. Rather, market history and our experiences at Al Frank inform our perspective that the greatest opportunities for outperformance can often result from buying undervalued stocks during times of great uncertainty. And we do think that generally inexpensive equity valuations, low interest rates, investor-friendly Federal Reserve actions, mountains of money parked on the sidelines, sub-par returns over the past 12 months, negative investor sentiment and record numbers of stocks on the recommended list of The Prudent Speculator newsletter provide plenty of reasons for optimism.

******

We constantly strive to educate our shareholders and prospective shareholders about our approach and the merits of thinking long term. While many are already receiving our philosophical musings via their subscriptions to The Prudent Speculator newsletter, we encourage those who are not subscribers to e-mail us at info@alfrank.com for additional information and to sign up for our free Buckingham Report service. Knowledge should engender confidence and confidence can help deter one from making rash investment decisions when the going gets tough. Those moments of uncertainty could cost dearly, so our goal is to provide the information needed to confidently ignore the inevitable bumps in the road. The Buckingham Report just might encourage its readers to stay the course or even add to holdings.

And speaking of adding to holdings, I have done just that for my own retirement account, buying shares of both funds this week.

Sincerely,

John Buckingham

Opinions expressed are those of John Buckingham, which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Investing in securities of small and medium-capitalization companies involves greater price volatility than large-capitalization companies.  Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Investment performance reflects voluntary fee waivers. In the absence of such waivers, total returns would be reduced.

Morningstar data is from Stocks, Bonds, Bills and Inflation published by Morningstar.

The Wilshire 5000 and the Russell indices are unmanaged indices commonly used to measure performance of U.S. stocks. The Wilshire 5000 measures the performance of all U.S. equity issues with readily available prices. Russell 3000 Growth Index includes those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. Russell 3000 Value Index is a subset of the Russell 3000 Index companies with relatively lower price-to-book ratios and lower forecasted growth values The Russell 3000 measures the performance of the 3000 largest U.S. companies.  Russell Midcap Growth Index includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. Russell Midcap Value Index includes companies with lower price-to-book ratios and lower forecasted growth values. Russell Midcap Index measures the performance of the mid-cap segment of the U.S. equity universe. Russell 2000 Growth Index includes those Russell 2000 companies with higher price-to-value ratios and higher forecasted growth values. Russell 2000 Value Index includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Russell 2000 Index measures the performance of small-cap value segment of the U.S. equity universe.  You cannot invest directly in an index.

This material must be preceded or accompanied by a current prospectus. Read it carefully before investing.

The Al Frank Funds are distributed by Quasar Distributors LLC. (8/08)

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2008 (Unaudited)

Generally, shareholders of mutual funds incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested in both the Investor Class and the Advisor Class at the beginning of the period and held for the entire period (1/1/08– 6/30/08).

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses, with actual net expenses being limited to 1.49% and 1.24% per the advisory agreement for the Al Frank Fund Investor Class and Advisor Class, respectively, and 1.98% and 1.73% for the Al Frank Dividend Value Fund Investor Class and Advisor Class, respectively. Although the Fund(s) charge no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. The example below includes, but is not limited to, management fees, 12b-1 fees, fund accounting, custody and transfer agent fees. You may use the information in the first line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these costs were included, your transaction costs would have been higher.

Al Frank Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual	$1,000.00	$871.50	$6.93
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47

*
Expenses are equal to the Fund’s annualized expense ratio of 1.49%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual	$1,000.00	$872.80	$5.77
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22

*
Expenses are equal to the Fund’s annualized expense ratio of 1.24%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

EXPENSE EXAMPLE at June 30, 2008 (Unaudited), Continued

Al Frank Dividend Value Fund – Investor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual	$1,000.00	$931.60	$9.51
Hypothetical (5% return before expenses)	$1,000.00	$1,015.02	$9.92

*
Expenses are equal to the Fund’s annualized expense ratio of 1.98%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Dividend Value Fund – Advisor Class

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual	$1,000.00	$933.00	$8.31
Hypothetical (5% return before expenses)	$1,000.00	$1,016.26	$8.67

*
Expenses are equal to the Fund’s annualized expense ratio of 1.73%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year) divided by 366 days to reflect the one-half year expense.

Al Frank Funds

SECTOR ALLOCATION OF PORTFOLIO ASSETS at June 30, 2008 (Unaudited)

Al Frank Fund at June 30, 2008

Al Frank Dividend Value Fund at June 30, 2008

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)
Shares	COMMON STOCKS: 97.04%	Value
	Advertising/Marketing Services: 0.36%
45,000	Valueclick, Inc. (a)	$681,750

	Aerospace & Defense: 5.22%
24,100	AAR Corp. (a)	326,073
67,500	Allied Defense Group, Inc. (a) (c)	376,650
6,000	American Science and Engineering, Inc. (c)	309,180
22,500	BE Aerospace, Inc. (a)	524,025
15,500	Boeing Co.	1,018,660
40,000	Ducommun, Inc. (a)	918,400
50,000	Kaman Corp. – Class A	1,138,000
85,000	LMI Aerospace, Inc. (a)	1,493,450
20,000	Lockheed Martin Corp.	1,973,200
15,000	Raytheon Co.	844,200
75,000	SIFCO Industries, Inc. (a)	757,500
172,000	Wireless Telecom Group, Inc. (a)	223,600
		9,902,938
	Agricultural Commodities/Milling: 0.76%
42,500	Archer-Daniels-Midland Co.	1,434,375

	Airlines: 0.41%
22,000	Air France – ADR	523,600
17,000	Alaska Air Group, Inc. (a)	260,780
		784,380
	Aluminum: 0.62%
33,000	Alcoa, Inc.	1,175,460

	Apparel/Footwear: 1.11%
40,000	Delta Apparel, Inc.	147,200
120,000	Hartmarx Corp. (a)	260,400
10,000	Oxford Industries, Inc.	191,500
80,000	Quiksilver, Inc. (a)	785,600
21,000	Steven Madden, Ltd. (a)	385,980
20,000	Timberland Co. – Class A (a)	327,000
		2,097,680
	Apparel/Footwear Retail: 1.45%
15,000	Abercrombie & Fitch Co. – Class A	940,200
75,000	American Eagle Outfitters, Inc.	1,022,250
20,000	AnnTaylor Stores Corp. (a)	479,200
10,000	Nordstrom, Inc.	303,000
		2,744,650
	Auto Parts: O.E.M.: 0.69%
35,000	ArvinMeritor, Inc. (c)	436,800
7,000	Eaton Corp.	594,790
20,000	Lear Corp. (a)	283,600
		1,315,190
	Automotive Aftermarket: 0.38%
23,000	Cooper Tire & Rubber Co.	180,320
30,000	Goodyear Tire & Rubber Co. (a)	534,900
		715,220
	Biotechnology: 0.19%
32,000	ViroPharma Incorporated (a) (c)	353,920

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Casinos/Gaming: 0.20%
15,000	International Game Technology	$374,700

	Chemicals: Agricultural: 0.76%
10,000	Mosaic Co. (a)	1,447,000

	Chemicals: Major Diversified: 0.62%
15,000	Dow Chemical Co.	523,650
15,000	E.I. Du Pont de Nemours and Co.	643,350
		1,167,000
	Chemicals: Specialty: 0.35%
20,000	OM Group, Inc. (a)	655,800

	Computer Communications: 0.68%
66,600	Digi International, Inc. (a)	522,810
120,000	Network Equipment Technologies, Inc. (a) (c)	426,000
89,568	Soapstone Networks, Inc. (a)	343,045
		1,291,855
	Computer Components & Software: 0.47%
20,000	Hewlett Packard Co.	884,200

	Computer Peripherals: 2.09%
140,000	Dataram Corp.	365,400
80,000	Dot Hill Systems Corp. (a)	202,400
25,000	Electronics for Imaging, Inc. (a)	365,000
155,000	Peerless Systems Corp. (a) (c)	285,200
35,000	Seagate Technology (b)	669,550
60,000	Western Digital Corp. (a)	2,071,800
		3,959,350
	Computer Processing Hardware: 0.79%
9,000	Apple Inc. (a)	1,506,960

	Construction Materials: 1.16%
10,000	Ameron International Corp.	1,199,800
30,000	Ready Mix, Inc. (a)	148,500
103,043	Rock of Ages Corp. (a)	341,072
440,000	Smith-Midland Corp. (a) (d)	506,000
		2,195,372
	Contract Drilling: 3.06%
100,000	Grey Wolf, Inc. (a)	903,000
36,000	Nabors Industries Ltd. (a) (b)	1,772,280
19,000	Patterson-UTI Energy, Inc.	684,760
10,000	Rowan Companies, Inc.	467,500
13,000	Transocean Inc. (a) (b)	1,981,070
		5,808,610
	Department Stores: 0.46%
24,000	J.C. Penney Company, Inc.	870,960

	Discount Stores: 0.24%
10,000	Target Corp.	464,900

	Electrical Products: 0.39%
65,000	Technology Research Corp.	168,350

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Electrical Products (continued)
355,000	TII Network Technologies, Inc. (a)	$568,000
		736,350
	Electronic Components: 1.96%
370,000	Alliance Fiber Optic Products, Inc. (a) (c)	514,300
50,000	AVX Corp.	565,500
55,000	Flextronics International Ltd. (a) (b)	517,000
143,750	Orbit International Corp. (a) (c)	999,062
20,000	SanDisk Corp. (a)	374,000
37,133	Spectrum Control, Inc. (a)	304,491
50,000	Vishay Intertechnology, Inc. (a)	443,500
		3,717,853
	Electronic Equipment/Instruments: 2.58%
140,000	ActivIdentity Corp. (a)	382,200
50,995	AU Optronics Corp. – ADR (c)	807,761
45,000	CAM Commerce Solutions, Inc.	1,786,950
26,650	Cogent Inc. (a) (c)	303,010
55,000	Frequency Electronics, Inc.	362,450
30,000	Nam Tai Electronics, Inc. (b)	392,400
40,000	OSI Systems, Inc. (a)	856,800
		4,891,571
	Electronic Production Equipment: 3.33%
130,000	Aetrium, Inc. (a)	387,400
30,000	Brooks Automation, Inc. (a)	248,100
45,000	Cohu, Inc.	660,600
29,000	Electroglas, Inc. (a) (c)	55,100
50,000	Kulicke and Soffa Industries, Inc. (a) (c)	364,500
32,500	Lam Research Corp. (a)	1,174,875
60,000	Mattson Technology, Inc. (a)	285,600
25,000	Novellus Systems, Inc. (a)	529,750
60,000	Trio-Tech International	309,000
35,976	Ultratech, Inc. (a)	558,348
38,750	Varian Semiconductor Equipment Associates, Inc. (a)	1,349,275
25,000	Veeco Instruments, Inc. (a) (c)	402,000
		6,324,548
	Electronics Distributors: 1.29%
30,000	Avnet, Inc. (a)	818,400
84,000	Brightpoint, Inc. (a)	613,200
40,000	GTSI Corp. (a)	302,800
75,000	Nu Horizons Electronics Corp. (a)	364,500
45,000	Wayside Technology Group, Inc. (c)	351,900
		2,450,800
	Electronics/Appliances: 0.54%
15,000	Eastman Kodak Co. (c)	216,450
76,100	Global-Tech Appliances, Inc. (a) (b)	270,155
10,000	Helen of Troy Ltd. (a) (b)	161,200
6,000	Whirlpool Corp.	370,380
		1,018,185
	Engineering & Construction: 0.17%
10,000	Perini Corp. (a)	330,500

	Environmental Services: 0.34%
22,000	American Ecology Corp.	649,660

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Finance/Rental/Leasing: 0.08%
25,000	Advanta Corp. – Class B	$157,250

	Financial Conglomerates: 0.41%
19,000	Citigroup Inc.	318,440
13,200	JPMorgan Chase & Co.	452,892
		771,332
	Food: Major Diversified: 0.38%
6,920	Kraft Foods, Inc. – Class A	196,874
43,000	Sara Lee Corp.	526,750
		723,624
	Home Furnishings: 0.12%
33,896	Dixie Group, Inc. (a)	223,036

	Home Improvement Chains: 0.31%
25,000	Home Depot, Inc.	585,500

	Homebuilding: 1.99%
20,000	Cavco Industries, Inc. (a)	654,600
15,000	Centex Corp.	200,550
43,000	D.R. Horton, Inc.	466,550
45,000	Hovnanian Enterprises, Inc. (a) (c)	246,600
23,000	KB Home (c)	389,390
12,000	M.D.C. Holdings, Inc.	468,720
32,200	Orleans Homebuilders, Inc. (c)	117,852
40,000	Pulte Homes, Inc.	385,200
15,000	Ryland Group, Inc.	327,150
28,000	Toll Brothers, Inc. (a)	524,440
		3,781,052
	Hospital/Nursing Management: 0.56%
60,000	Res-Care, Inc. (a)	1,066,800

	Industrial Conglomerates: 0.21%
15,000	General Electric Company	400,350

	Industrial Machinery: 0.09%
40,000	P & F Industries, Inc. – Class A (a)	178,400

	Industrial Specialties: 0.16%
69,106	American Biltrite, Inc. (a)	310,977

	Information Technology Services: 1.01%
170,500	American Software, Inc. – Class A	961,620
8,000	International Business Machines Corp.	948,240
		1,909,860
	Integrated Oil: 2.69%
11,000	Chevron Corp.	1,090,430
10,000	ConocoPhillips	943,900
10,000	Exxon Mobil Corp.	881,300
42,000	Marathon Oil Corp.	2,178,540
		5,094,170
	Internet Software/Services: 2.29%
135,000	AsiaInfo Holdings, Inc. (a)	1,595,700

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Internet Software/Services (continued)
110,000	Edgewater Technology, Inc. (a)	$529,100
90,000	Keynote Systems, Inc. (a) (c)	1,159,200
70,000	RealNetworks, Inc. (a)	462,000
55,000	SonicWALL, Inc. (a)	354,750
25,000	United Online, Inc.	250,750
		4,351,500
	Investment Banks/Brokers: 0.21%
20,000	Lehman Brothers Holdings, Inc.	396,200

	Life/Health Insurance: 0.77%
2,500	National Western Life Insurance Co. – Class A	546,250
45,000	UnumProvident Corp.	920,250
		1,466,500
	Major Banks: 0.92%
25,000	Bank of America Corp.	596,750
15,000	Barclays PLC – ADR	347,250
19,000	BB&T Corp.	432,630
10,000	SunTrust Banks, Inc.	362,200
		1,738,830
	Major Telecommunications: 0.37%
20,000	Verizon Communications, Inc.	708,000

	Managed Health Care: 1.75%
35,000	Aetna, Inc.	1,418,550
25,000	Humana, Inc. (a)	994,250
34,667	UnitedHealth Group, Inc.	910,009
		3,322,809
	Marine Shipping: 5.16%
20,000	Dryships, Inc. (b) (c)	1,603,600
16,000	Frontline Ltd. (b) (c)	1,116,480
15,000	General Maritime Corp. (b) (c)	389,700
20,000	Nordic American Tanker Shipping Ltd. (b)	776,400
15,000	Overseas Shipholding Group, Inc.	1,192,800
23,000	Teekay Shipping Corp. (b)	1,039,140
28,000	Tidewater, Inc.	1,820,840
50,000	Tsakos Energy Navigation Ltd. (b)	1,854,000
		9,792,960
	Media Conglomerates: 0.66%
40,000	Walt Disney Co.	1,248,000

	Medical Distributors: 0.94%
32,000	McKesson Corp.	1,789,120

	Medical Specialties: 1.61%
25,000	Baxter International, Inc.	1,598,500
30,000	Boston Scientific Corp. (a)	368,700
17,000	Palomar Medical Technologies, Inc. (a) (c)	169,660
15,074	Utah Medical Products, Inc.	430,966
75,000	Vascular Solutions, Inc. (a)	487,500
		3,055,326
	Medical/Nursing Services: 0.09%
78,214	American Shared Hospital Services	162,685

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Miscellaneous Commercial Services: 0.61%
150,000	Kratos Defense & Security Solutions, Inc. (a)	$294,000
125,000	Onvia.com, Inc. (a) (c)	647,500
97,000	Optimal Group, Inc. – Class A (a) (b)	208,550
		1,150,050
	Miscellaneous Manufacturing: 0.47%
76,200	O.I. Corp.	883,158

	Motor Vehicles: 0.64%
15,000	Daimler AG (b) (c)	925,050
60,000	Ford Motor Co. (a) (c)	288,600
		1,213,650
	Multi-Line Insurance: 0.34%
10,000	Hartford Financial Services Group, Inc.	645,700

	Office Equipment/Supplies: 0.33%
35,000	McRae Industries, Inc. – Class A	630,000

	Oil & Gas Production: 4.55%
23,500	Anadarko Petroleum Corp.	1,758,740
10,000	Apache Corp.	1,390,000
20,000	Chesapeake Energy Corp.	1,319,200
9,000	Devon Energy Corp.	1,081,440
11,000	Noble Energy, Inc.	1,106,160
22,000	Occidental Petroleum Corp.	1,976,920
		8,632,460
	Oil Refining/Marketing: 1.77%
26,150	Holly Corp.	965,458
37,500	Tesoro Petroleum Corp. (c)	741,375
40,000	Valero Energy Corp.	1,647,200
		3,354,033
	Oilfield Services/Equipment: 2.04%
20,000	Bristow Group, Inc. (a) (c)	989,800
45,000	Key Energy Services, Inc. (a)	873,900
26,000	Oceaneering International, Inc. (a)	2,003,300
		3,867,000
	Other Consumer Services: 0.45%
40,000	H & R Block, Inc.	856,000

	Other Metals/Minerals: 1.43%
15,000	BHP Billiton Ltd. – ADR	1,277,850
55,000	Olin Corp.	1,439,900
		2,717,750
	Packaged Software: 1.75%
135,000	Compuware Corp. (a)	1,287,900
30,000	Microsoft Corp.	825,300
75,000	Novell, Inc. (a)	441,750
40,000	Symantec Corp. (a)	774,000
		3,328,950
	Personnel Services: 0.16%
5,200	Manpower, Inc.	302,848

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Pharmaceuticals: Generic: 0.13%
20,000	Mylan Laboratories, Inc. (c)	$241,400

	Pharmaceuticals: Major: 2.93%
17,500	Abbott Laboratories	926,975
25,000	Bristol-Myers Squibb Co.	513,250
11,000	Eli Lilly & Co.	507,760
6,000	GlaxoSmithKline plc – ADR	265,320
18,500	Johnson & Johnson	1,190,290
20,000	Merck & Co., Inc.	753,800
25,000	Pfizer, Inc.	436,750
20,000	Wyeth	959,200
		5,553,345
	Pharmaceuticals: Other: 0.44%
12,000	Forest Laboratories, Inc. (a)	416,880
40,000	King Pharmaceuticals, Inc. (a)	418,800
		835,680
	Precious Metals: 1.01%
10,720	Freeport-McMoRan Copper & Gold, Inc.	1,256,277
55,000	Stillwater Mining Co. (a) (c)	650,650
		1,906,927
	Property/Casualty Insurance: 1.25%
20,000	Allstate Corp.	911,800
15,000	Endurance Specialty Holdings Ltd. (b)	461,850
20,000	Travelers Companies, Inc.	868,000
6,000	XL Capital Ltd. – Class A (b)	123,360
		2,365,010
	Publishing: Books/Magazines: 0.15%
70,000	New Motion, Inc. (a) (c)	291,200

	Pulp & Paper: 0.21%
17,000	International Paper Co.	396,100

	Railroads: 3.30%
36,000	CSX Corp.	2,261,160
36,000	Norfolk Southern Corp.	2,256,120
23,000	Union Pacific Corp.	1,736,500
		6,253,780
	Real Estate Investment Trusts: 0.59%
65,000	Capstead Mortgage Corp.	705,250
60,000	HRPT Properties Trust	406,200
		1,111,450
	Recreational Products: 2.26%
15,000	Brunswick Corp.	159,000
30,000	Callaway Golf Co.	354,900
25,000	Hasbro, Inc.	893,000
20,000	JAKKS Pacific, Inc. (a)	437,000
60,000	Mattel, Inc.	1,027,200
70,000	THQ, Inc. (a)	1,418,200
		4,289,300
	Regional Banks: 0.47%
20,000	Citizens Republic Bancorp, Inc. (c)	56,400
55,000	City Bank (c)	473,000

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Regional Banks (continued)
30,000	TCF Financial Corp.	$360,900
		890,300
	Restaurants: 0.24%
25,000	Landry’s Restaurants, Inc. (c)	449,250

	Savings Banks: 0.30%
102,480	BFC Financial Corp. – Class A (a)	76,860
16,000	FirstFed Financial Corp. (a) (c)	128,640
29,524	PVF Capital Corp.	215,525
21,000	Sovereign Bancorp, Inc. (c)	154,560
		575,585
	Semiconductors: 6.08%
37,500	Applied Micro Circuits Corp. (a)	321,000
75,000	Ceva, Inc. (a)	597,750
30,000	Cypress Semiconductor Corp. (a)	742,500
80,000	Diodes, Inc. (a) (c)	2,211,200
40,000	Exar Corp. (a)	301,600
45,000	Integrated Device Technology, Inc. (a)	447,300
95,000	Integrated Silicon Solutions, Inc. (a)	528,200
35,000	Intel Corp.	751,800
15,000	International Rectifier Corp. (a)	288,000
40,000	National Semiconductor Corp.	821,600
75,000	NVIDIA Corp. (a)	1,404,000
70,000	Pericom Semiconductor Corp. (a)	1,038,800
100,000	Silicon Storage Technology, Inc. (a)	277,000
56,932	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	621,128
25,000	Texas Instruments, Inc.	704,000
80,000	TriQuint Semiconductor, Inc. (a)	484,800
		11,540,678
	Services to the Health Industry: 0.22%
151,100	HealthStream, Inc. (a) (c)	423,080

	Specialty Stores: 0.70%
25,756	AutoNation, Inc. (a)	258,075
16,500	Bed Bath & Beyond, Inc. (a)	463,650
20,000	Jo-Ann Stores, Inc. – Class B (a)	460,600
10,000	OfficeMax, Inc.	139,000
		1,321,325
	Steel: 0.52%
5,333	United States Steel Corp.	985,432

	Telecommunications Equipment: 2.63%
99,500	Captaris, Inc. (a)	402,975
350,000	Clearfield, Inc. (a)	430,500
65,000	Communications Systems, Inc.	698,750
30,000	Comverse Technology, Inc. (a)	508,500
45,000	Corning, Inc.	1,037,250
40,000	Nokia Corp. – ADR	980,000
18,000	Polycom, Inc. (a)	438,480
105,000	Tellabs, Inc. (a)	488,250
		4,984,705
	Textiles: 0.27%
206,200	Unifi, Inc. (a)	519,624

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Tobacco: 1.73%
90,000	Alliance One International, Inc. (a)	$459,900
10,000	Altria Group, Inc.	205,600
10,000	Philip Morris International Inc.	493,900
25,000	Reynolds American, Inc.	1,166,750
17,500	UST, Inc.	955,675
		3,281,825
	Trucking: 0.49%
15,000	Arkansas Best Corp. (c)	549,600
25,000	YRC Worldwide, Inc. (a) (c)	371,750
		921,350
	Trucks/Construction/Farm Machinery: 1.03%
11,500	Navistar International Corp. (a)	756,930
26,000	Tata Motors Ltd. – ADR (c)	261,300
27,000	Trinity Industries, Inc.	936,630
		1,954,860
	Wholesale Distributors: 0.10%
100,000	Huttig Building Products, Inc. (a)	181,000
	Total Common Stocks (Cost $135,999,316)	184,040,823

	RIGHTS: 0.00%
3,214	Barclays PLC Rights (b) (e)
	Expiration 7/22/2008	—
	Total Rights (Cost $0)	—

	SHORT-TERM INVESTMENTS: 2.27%
	Money Market Funds: 2.27%
4,310,916	AIM STIT-STIC Prime Portfolio (Cost $4,310,916)	4,310,916

	INVESTMENTS PURCHASED AS SECURITIES LENDING COLLATERAL: 9.27%
17,580,244	AIM STIT-STIC Prime Portfolio (Cost $17,580,244)	17,580,244

	Total Investments in Securities (Cost $157,890,476): 108.58%	205,931,983
	Liabilities in Excess of Other Assets: (8.58)%	(16,268,215)
	Net Assets: 100.00%	$189,663,768

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign issuer.
(c)	All or a portion of this security is on loan. Total loaned securities had a market value of $16,950,092 at June 30, 2008. See Note 8 in the Notes to Financial Statements.
(d)	Affiliated Company; the Fund owns 5% or more of the outstanding voting securities of the issuer. See Note 4 in the Notes to Financial Statements.
(e)	Valued at a fair value in accordance with procedures established by the Fund’s Board of Trustees. See Note 2 in the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited)
Shares	COMMON STOCKS: 98.19%	Value
	Aerospace & Defense: 2.87%
1,925	American Science and Engineering, Inc.	$99,195
6,900	Applied Signal Technology, Inc.	94,254
2,300	Boeing Co.	151,156
5,500	Kaman Corp. – Class A	125,180
2,000	Lockheed Martin Corp.	197,320
		667,105
	Agricultural Commodities/Milling: 0.65%
4,500	Archer-Daniels-Midland Co.	151,875

	Air Freight/Couriers: 0.37%
1,400	United Parcel Service, Inc. – Class B	86,058

	Airlines: 0.35%
6,500	SkyWest, Inc.	82,225

	Aluminum: 0.69%
4,500	Alcoa, Inc.	160,290

	Apparel/Footwear: 0.84%
4,000	Kenneth Cole Productions, Inc.	50,800
2,400	Nike, Inc. – Class B	143,064
		193,864
	Apparel/Footwear Retail: 1.98%
2,000	Abercrombie & Fitch Co. – Class A	125,360
9,000	American Eagle Outfitters, Inc.	122,670
5,500	Gap Inc.	91,685
4,000	Nordstrom, Inc.	121,200
		460,915
	Auto Parts: O.E.M.: 1.47%
9,000	ArvinMeritor, Inc.	112,320
1,800	Eaton Corp.	152,946
4,500	Superior Industries International, Inc.	75,960
		341,226
	Automotive Aftermarket: 0.19%
5,500	Cooper Tire & Rubber Co.	43,120

	Beverages: Alcoholic: 0.64%
2,400	Anheuser-Busch Companies, Inc.	149,088

	Beverages: Non-Alcoholic: 0.67%
3,000	Coca-Cola Co.	155,940

	Casinos/Gaming: 0.54%
5,000	International Game Technology	124,900

	Chemicals: Major Diversified: 0.90%
2,700	Dow Chemical Co.	94,257
2,700	E.I. Du Pont de Nemours and Co.	115,803
		210,060
	Chemicals: Specialty: 0.42%
2,000	Ashland, Inc.	96,400

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Computer Components & Software: 0.86%
4,500	Hewlett Packard Co.	$198,945

	Computer Peripherals: 0.51%
6,200	Seagate Technology (b)	118,606

	Construction Materials: 1.10%
1,500	Ameron International Corp.	179,970
3,000	Eagle Materials, Inc.	75,990
		255,960
	Contract Drilling: 0.61%
3,050	Rowan Companies, Inc.	142,588

	Data Processing Services: 0.32%
1,988	Fidelity National Information Services, Inc.	73,377

	Department Stores: 0.41%
2,600	J.C. Penney Company, Inc.	94,354

	Discount Stores: 1.22%
4,100	Family Dollar Stores, Inc.	81,754
1,700	Target Corp.	79,033
2,170	Wal-Mart Stores, Inc.	121,954
		282,741
	Electric Utilities: 0.37%
5,000	Duke Energy Corp.	86,900

	Electronic Components: 0.78%
9,700	AVX Corp.	109,707
4,400	Jabil Circuit, Inc.	72,204
		181,911
	Electronic Equipment/Instruments: 1.09%
11,221	AU Optronics Corp. – ADR	177,741
5,700	Nam Tai Electronics, Inc. (b)	74,556
		252,297
	Electronic Production Equipment: 2.20%
8,500	Applied Materials, Inc.	162,265
5,000	Cognex Corp.	115,250
7,500	Cohu, Inc.	110,100
3,000	KLA-Tencor Corp.	122,130
		509,745
	Electronics Distributors: 0.30%
9,000	Wayside Technology Group, Inc.	70,380

	Electronics/Appliances: 1.13%
4,000	Eastman Kodak Co.	57,720
3,200	National Presto Industries, Inc.	205,376
		263,096
	Electronics/Appliances Stores: 0.64%
3,750	Best Buy Co., Inc.	148,500

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Environmental Services: 1.47%
8,000	American Ecology Corp.	$236,240
2,800	Waste Management, Inc.	105,588
		341,828
	Finance/Rental/Leasing: 1.38%
13,000	Advanta Corp. – Class B	81,770
2,300	Fannie Mae	44,873
2,800	Ryder System, Inc.	192,864
		319,507
	Financial Conglomerates: 0.78%
3,200	Citigroup Inc.	53,632
3,700	JPMorgan Chase & Co.	126,947
		180,579
	Food: Major Diversified: 0.46%
1,159	Kraft Foods, Inc. – Class A	32,974
6,000	Sara Lee Corp.	73,500
		106,474
	Home Furnishings: 0.38%
5,300	Newell Rubbermaid, Inc.	88,987

	Home Improvement Chains: 0.35%
3,500	Home Depot, Inc.	81,970

	Homebuilding: 1.23%
4,400	D.R. Horton, Inc.	47,740
1,900	KB Home	32,167
2,700	Lennar Corp. – Class A	33,318
1,950	M.D.C. Holdings, Inc.	76,167
7,000	Orleans Homebuilders, Inc.	25,620
3,000	Pulte Homes, Inc.	28,890
1,900	Ryland Group, Inc.	41,439
		285,341
	Household/Personal Care: 1.07%
2,200	Colgate-Palmolive Co.	152,020
1,585	Procter & Gamble Co.	96,384
		248,404
	Industrial Conglomerates: 1.23%
1,500	3M Co.	104,385
3,000	General Electric Company	80,070
2,675	Ingersoll-Rand Company Ltd. – Class A (b)	100,125
		284,580
	Information Technology Services: 1.22%
23,000	American Software, Inc. – Class A	129,720
1,300	International Business Machines Corp.	154,089
		283,809
	Integrated Oil: 4.53%
2,200	Chevron Corp.	218,086
2,800	ConocoPhillips	264,292
2,400	Exxon Mobil Corp.	211,512
1,200	Hess Corp.	151,428
4,000	Marathon Oil Corp.	207,480
		1,052,798

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Internet Software/Services: 0.32%
7,500	United Online, Inc.	$75,225

	Investment Banks/Brokers: 1.76%
1,150	Goldman Sachs Group, Inc.	201,135
2,800	Lehman Brothers Holdings, Inc.	55,468
2,500	Merrill Lynch & Co., Inc.	79,275
2,000	Morgan Stanley	72,140
		408,018
	Life/Health Insurance: 0.57%
6,500	UnumProvident Corp.	132,925

	Major Banks: 0.71%
5,504	Bank of America Corp.	131,380
2,100	Wachovia Corp.	32,613
		163,993
	Major Telecommunications: 1.37%
6,000	AT&T, Inc.	202,140
3,300	Verizon Communications, Inc.	116,820
		318,960
	Marine Shipping: 6.54%
2,600	Dryships, Inc. (b)	208,468
2,500	Frontline Ltd. (b)	174,450
3,300	General Maritime Corp. (b)	85,734
3,200	Nordic American Tanker Shipping Ltd. (b)	124,224
2,000	Overseas Shipholding Group, Inc.	159,040
5,642	Ship Finance International Ltd. (b)	166,608
3,250	Teekay Shipping Corp. (b)	146,835
3,000	Tidewater, Inc.	195,090
7,000	Tsakos Energy Navigation Ltd. (b)	259,560
		1,520,009
	Media Conglomerates: 1.05%
6,000	Time Warner, Inc.	88,800
5,000	Walt Disney Co.	156,000
		244,800
	Medical Distributors: 0.72%
3,000	McKesson Corp.	167,730

	Medical Specialties: 1.45%
3,500	Baxter International, Inc.	223,790
2,200	Medtronic, Inc.	113,850
		337,640
	Metal Fabrication: 1.29%
7,334	Insteel Industries, Inc.	134,286
5,000	Timken Co.	164,700
		298,986
	Miscellaneous Commercial Services: 0.63%
13,000	IKON Office Solutions, Inc.	146,640

	Motor Vehicles: 1.12%
4,500	General Motors Corp.	51,750
2,100	Harley-Davidson, Inc.	76,146
1,400	Toyota Motor Corp. – ADR	131,600
		259,496

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Multi-Line Insurance: 0.50%
1,800	Hartford Financial Services Group, Inc.	$116,226

	Oil & Gas Production: 5.30%
3,400	Anadarko Petroleum Corp.	254,456
1,400	Apache Corp.	194,600
3,500	Chesapeake Energy Corp.	230,860
2,500	Devon Energy Corp.	300,400
2,500	Noble Energy, Inc.	251,400
		1,231,716
	Oil Refining & Marketing: 0.71%
4,000	Valero Energy Corp.	164,720

	Oilfield Services/Equipment: 0.67%
2,950	Halliburton Co.	156,557

	Other Consumer Services: 0.46%
5,000	H & R Block, Inc.	107,000

	Other Consumer Specialties: 0.43%
1,585	Fortune Brands, Inc.	98,920

	Other Metals/Minerals: 1.74%
2,900	BHP Billiton Ltd. – ADR	247,051
6,000	Olin Corp.	157,080
		404,131
	Packaged Software: 0.59%
5,000	Microsoft Corp.	137,550

	Pharmaceuticals: Major: 4.73%
2,800	Abbott Laboratories	148,316
5,050	Bristol-Myers Squibb Co.	103,676
2,500	Eli Lilly & Co.	115,400
2,300	GlaxoSmithKline plc – ADR	101,706
1,900	Johnson & Johnson	122,246
3,900	Merck & Co., Inc.	146,991
2,500	Novartis AG – ADR	137,600
5,000	Pfizer, Inc.	87,350
2,800	Wyeth	134,288
		1,097,573
	Precious Metals: 1.64%
1,800	Freeport-McMoRan Copper & Gold, Inc.	210,942
3,700	Goldcorp, Inc. (b)	170,829
		381,771
	Property/Casualty Insurance: 3.42%
2,400	Allstate Corp.	109,416
5,850	American Financial Group, Inc.	156,487
3,000	Chubb Corp.	147,030
3,300	Endurance Specialty Holdings Ltd. (b)	101,607
3,300	Travelers Companies, Inc.	143,220
5,625	W.R. Berkley Corp.	135,900
		793,660

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Pulp & Paper: 0.35%
3,500	International Paper Co.	$81,550

	Railroads: 4.08%
2,500	Burlington Northern Santa Fe Corp.	249,725
4,000	CSX Corp.	251,240
3,500	Norfolk Southern Corp.	219,345
3,000	Union Pacific Corp.	226,500
		946,810
	Real Estate Investment Trusts: 0.61%
13,000	Capstead Mortgage Corp.	141,050

	Recreational Products: 1.20%
3,300	Brunswick Corp.	34,980
9,000	Callaway Golf Co.	106,470
8,000	Mattel, Inc.	136,960
		278,410
	Regional Banks: 0.13%
3,000	Fifth Third Bancorp	30,540

	Restaurants: 0.90%
3,700	McDonald’s Corp.	208,014

	Semiconductors: 3.24%
3,200	Analog Devices, Inc.	101,664
5,600	Intel Corp.	120,288
7,100	National Semiconductor Corp.	145,834
10,868	Taiwan Semiconductor Manufacturing Company Ltd. – ADR	118,570
5,200	Texas Instruments, Inc.	146,432
4,700	Xilinx, Inc.	118,675
		751,463
	Specialty Insurance: 0.25%
4,523	Fidelity National Title Group, Inc. – Class A	56,990

	Specialty Stores: 0.41%
1,950	OfficeMax, Inc.	27,105
3,400	Williams-Sonoma, Inc.	67,456
		94,561
	Steel: 2.16%
4,000	Nucor Corp.	298,680
1,100	United States Steel Corp.	203,258
		501,938
	Telecommunications Equipment: 2.03%
7,000	ADTRAN, Inc.	166,880
6,500	Nokia Corp. – ADR	159,250
3,300	QUALCOMM, Inc.	146,421
		472,551
	Tobacco: 1.21%
1,675	Altria Group, Inc.	34,438
1,675	Philip Morris International Inc.	82,728
3,000	UST, Inc.	163,830
		280,996

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

SCHEDULE OF INVESTMENTS at June 30, 2008 (Unaudited), Continued
Shares		Value
	Trucking: 0.95%
3,500	Arkansas Best Corp.	$128,240
2,800	J.B. Hunt Transport Services, Inc.	93,184
		221,424
	Trucks/Construction/Farm Machinery: 4.73%
2,600	Caterpillar, Inc.	191,932
3,800	Cummins, Inc.	248,976
2,000	Deere & Co.	144,260
2,500	Joy Global, Inc.	189,575
6,300	Tata Motors Ltd. – ADR	63,315
7,500	Trinity Industries, Inc.	260,175
		1,098,233
	Total Common Stocks (Cost $19,019,522)	22,805,519

	SHORT-TERM INVESTMENTS: 1.74%
	Money Market Funds: 1.74%
404,418	AIM STIT-STIC Prime Portfolio (Cost $404,418)	404,418

	Total Investments in Securities (Cost $19,423,940): 99.93%	23,209,937
	Other Assets in Excess of Liabilities: 0.07%	15,780
	Net Assets: 100.00%	$23,225,717

ADR – American Depositary Receipt
(a)	Non-income producing security.
(b)	U.S. traded security of foreign issuer.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF ASSETS AND LIABILITIES at June 30, 2008 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
ASSETS
Investments in securities, at value:
Non-affiliates (cost $157,436,028 and $19,423,940, respectively)1	$205,425,983	$23,209,937
Affiliates (cost $454,448 and $0, respectively)	506,000	—
Total investments in securities, at value
(cost $157,890,476 and $19,423,940, respectively)	205,931,983	23,209,937
Cash	6,728	3,984
Receivables:
Securities sold	1,333,039	131,527
Dividends and interest	200,003	38,138
Fund shares sold	163,847	2,610
Securities lending	36,884	—
Prepaid expenses	34,203	16,214
Total assets	207,706,687	23,402,410
LIABILITIES
Payables:
Collateral on securities loaned	17,580,244	—
Due to advisor	139,643	14,896
Fund shares redeemed	114,641	116,457
Transfer agent fees and expenses	72,407	12,164
Distribution fees	40,121	4,995
Administration fees	19,107	4,992
Fund accounting fees	14,710	8,667
Audit fees	12,779	9,352
Custody fees	4,530	660
Chief Compliance Officer fee	1,732	479
Accrued expenses	43,005	4,031
Total liabilities	18,042,919	176,693
NET ASSETS	$189,663,768	$23,225,717
CALCULATION OF NET ASSET VALUE PER SHARE
Investor Class
Net assets applicable to shares outstanding	$183,279,409	$22,900,196
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	6,787,292	1,887,707
Net asset value, offering and redemption price per share	$27.00	$12.13
Advisor Class
Net assets applicable to shares outstanding	$6,384,359	$325,521
Shares issued and outstanding [unlimited number of shares (par value $0.01) authorized]	235,567	26,861
Net asset value, offering and redemption price per share	$27.10	$12.12
COMPONENTS OF NET ASSETS
Paid-in capital	$138,028,308	$19,556,159
Undistributed net investment income	247,765	89,331
Accumulated net realized gain/(loss) on investments	3,346,188	(205,770)
Net unrealized appreciation on investments	48,041,507	3,785,997
Net assets	$189,663,768	$23,225,717
1 Includes loaned securities with a market value of	$16,950,092	$—

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2008 (Unaudited)

		Al Frank
	Al Frank	Dividend
	Fund	Value Fund
INVESTMENT INCOME
Income
Dividends (Net of foreign taxes withheld of $15,195 and $1,471, respectively)	$1,507,313	$318,523
Interest	75,243	9,195
Securities lending	222,328	—
Total income	1,804,884	327,718
Expenses
Advisory fees (Note 3)	1,051,094	124,661
Distribution fees – Investor Class (Note 5)	253,762	30,911
Transfer agent fees and expenses (Note 3)	149,421	29,613
Administration fees (Note 3)	116,889	30,430
Reports to shareholders	37,500	3,735
Fund accounting fees (Note 3)	37,423	22,596
Registration expense	15,356	12,249
Audit fees	12,779	9,352
Custody fees (Note 3)	12,395	2,140
Miscellaneous	8,652	1,764
Insurance	7,207	2,339
Trustee fees	6,744	3,273
Legal fees	5,878	3,952
Chief Compliance Officer fee (Note 3)	2,905	1,498
Total expenses	1,718,005	278,513
Less: Expenses reimbursed by advisor (Note 3)	(160,886)	(31,813)
Net expenses	1,557,119	246,700
Net investment income	247,765	81,018
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS
Net realized gain/(loss) on investments	3,441,893	(156,478)
Net change in unrealized appreciation on investments	(34,104,057)	(1,786,804)
Net realized and unrealized loss on investments	(30,662,164)	(1,943,282)
Net decrease in net assets resulting from operations	$(30,414,399)	$(1,862,264)

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$247,765	$313,554
Net realized gain on investments	3,441,893	21,238,154
Net change in unrealized appreciation on investments	(34,104,057)	(10,019,361)
Net increase/(decrease) in net assets resulting from operations	(30,414,399)	11,532,347

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(376,934)
Advisor Class	—	(34,705)
From net realized gain on investments
Investor Class	—	(22,993,295)
Advisor Class	—	(767,581)
Total distributions to shareholders	—	(24,172,515)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(28,063,685)	(24,245,004)
Total decrease in net assets	(58,478,084)	(36,885,172)

NET ASSETS
Beginning of period	248,141,852	285,027,024
End of period	$189,663,768	$248,141,852
Accumulated net investment income	$247,765	$—

(a)  A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	478,048	$13,638,687	1,086,998	$37,773,480
Shares issued on reinvestment of distributions	—	—	710,030	22,380,138
Shares redeemed*	(1,439,972)	(41,004,584)	(2,531,275)	(86,536,428)
Net decrease	(961,924)	$(27,365,897)	(734,247)	$(26,382,810)
* Net of redemption fees of		$7,437		$18,317

Advisor Class
	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	23,947	$685,315	60,382	$2,087,844
Shares issued on reinvestment of distributions	—	—	25,405	802,287
Shares redeemed*	(48,515)	(1,383,103)	(22,220)	(752,325)
Net increase/(decrease)	(24,568)	$(697,788)	63,567	$2,137,806
* Net of redemption fees of		$—		$3,188

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2008	Year Ended
	(Unaudited)	December 31, 2007
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$81,018	$128,184
Net realized gain/(loss) on investments	(156,478)	1,030,665
Net change in unrealized appreciation on investments	(1,786,804)	(462,458)
Net increase/(decrease) in net assets resulting from operations	(1,862,264)	696,391

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income
Investor Class	—	(129,258)
Advisor Class	—	(1,413)
From net realized gain on investments
Investor Class	—	(1,111,417)
Advisor Class	—	(7,623)
Total distributions to shareholders	—	(1,249,711)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from net change in outstanding shares (a)	(2,835,261)	(2,365,477)
Total decrease in net assets	(4,697,525)	(2,918,797)

NET ASSETS
Beginning of period	27,923,242	30,842,039
End of period	$23,225,717	$27,923,242
Accumulated net investment income	$89,331	$8,313

(a)  A summary of share transactions is as follows:

Investor Class
	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	60,362	$755,632	326,504	$4,566,060
Shares issued on reinvestment of distributions	—	—	90,536	1,200,506
Shares redeemed*	(304,147)	(3,761,372)	(548,158)	(7,631,292)
Net decrease	(243,785)	$(3,005,740)	(131,118)	$(1,864,726)
* Net of redemption fees of		$378		$2,945

Advisor Class
	Six Months Ended
	June 30, 2008		Year Ended
	(Unaudited)		December 31, 2007
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	13,317	$171,479	13,818	$187,487
Shares issued on reinvestment of distributions	—	—	630	8,338
Shares redeemed*	(76)	(1,000)	(51,247)	(696,576)
Net increase/(decrease)	13,241	$170,479	(36,799)	$(500,751)
* Net of redemption fees of		$—		$107

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended
	June 30, 2008		Year Ended December 31,
	(Unaudited)		2007	2006	2005	2004	2003
Net asset value, beginning of period	$30.98		$32.84	$30.46	$28.44	$24.56	$13.80

Income from investment operations:
Net investment income/(loss)	0.03	^	0.04 ^	(0.09)^	(0.17)^	(0.11)	(0.07)
Net realized and unrealized gain/(loss) on investments	(4.01)		1.34	3.16	3.30	3.98	10.81
Total from investment operations	(3.98)		1.38	3.07	3.13	3.87	10.74

Less distributions:
From net investment income	—		(0.05)	—	—	—	—
From net realized gain on investments	—		(3.19)	(0.70)	(1.12)	(0.01)	—
	—		(3.24)	(0.70)	(1.12)	(0.01)	—

Redemption fees retained	0.00	^#	0.00 ^#	0.01 ^	0.01 ^	0.02	0.02

Net asset value, end of period	$27.00		$30.98	$32.84	$30.46	$28.44	$24.56

Total return	(12.85	)%+	4.05%	10.09%	11.06%	15.83%	77.97%

Ratios/supplemental data:
Net assets, end of period (thousands)	$183,280		$240,064	$278,559	$264,186	$259,307	$180,380
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment	1.64	%*	1.58%	1.62%	1.63%	1.61%	1.79%
After expense reimbursement/recoupment	1.49	%*	1.49%	1.62%	1.63%	1.61%	1.79%
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement/recoupment	0.07	%*	0.02%	(0.29%)	(0.57%)	(0.41%)	(0.74%)
After expense reimbursement/recoupment	0.22	%*	0.11%	(0.29%)	(0.57%)	(0.41%)	(0.74%)
Portfolio turnover rate	1.36	%+	1.70%	17.75%	3.84%	24.59%	13.64%

^	Based on average shares outstanding.
#	Amount is less than $0.01.
*	Annualized.
+	Not annualized.

The accompanying notes are an integral part of these financial statements.

Al Frank Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended			April 30, 2006*
	June 30, 2008		Year Ended	Through
	(Unaudited)		December 31, 2007	December 31, 2006
Net asset value, beginning of period	$31.05		$32.90	$33.42

Income from investment operations:
Net investment income/(loss)	0.07	^	0.13 ^	(0.06	)^
Net realized and unrealized gain/(loss) on investments	(4.02)		1.34	0.24
Total from investment operations	(3.95)		1.47	0.18

Less distributions:
From net investment income	—		(0.14)	—
From net realized gain on investments	—		(3.19)	(0.70)
	—		(3.33)	(0.70)

Redemption fees retained	—		0.01 ^	0.00	^#

Net asset value, end of period	$27.10		$31.05	$32.90

Total return	(12.72	)%+	4.35%	0.52	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$6,384		$8,078	$6,468
Ratio of expenses to average net assets:
Before expense reimbursement	1.39	%**	1.33%	1.45	%**
After expense reimbursement	1.24	%**	1.24%	1.45	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.33	%**	0.28%	(0.28	%)**
After expense reimbursement	0.48	%**	0.37%	(0.28	%)**
Portfolio turnover rate	1.36	%+	1.70%	17.75	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Investor Class
	Six Months Ended					September 30, 2004*
	June 30, 2008		Year Ended December 31,			Through
	(Unaudited)		2007	2006	2005	December 31, 2004
Net asset value, beginning of period	$13.02		$13.33	$11.89	$11.06	$10.00

Income from investment operations:
Net investment income	0.04	^	0.06 ^	0.07 ^	0.04 ^	0.02
Net realized and unrealized gain/(loss) on investments	(0.93)		0.23	1.72	0.83	1.06
Total from investment operations	(0.89)		0.29	1.79	0.87	1.08

Less distributions:
From net investment income	—		(0.06)	(0.07)	(0.03)	(0.02)
From net realized gain on investments	—		(0.54)	(0.28)	(0.02)	—
	—		(0.60)	(0.35)	(0.05)	(0.02)

Redemption fees retained	0.00	^#	0.00 ^#	0.00 ^#	0.01 ^	0.00#

Net asset value, end of period	$12.13		$13.02	$13.33	$11.89	$11.06

Total return	(6.84	%)+	2.13%	15.05%	7.95%	10.77	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$22,900		27,746	$30,171	$25,950	$16,144
Ratio of expenses to average net assets:
Before expense reimbursement	2.23	%**	2.12%	2.07%	2.13%	2.84	%**
After expense reimbursement	1.98	%**	1.98%	1.98%	1.98%	1.98	%**
Ratio of net investment income/(loss) to average net assets:
Before expense reimbursement	0.39	%**	0.27%	0.43%	0.17%	(0.14	%)**
After expense reimbursement	0.64	%**	0.41%	0.52%	0.33%	0.75	%**
Portfolio turnover rate	0.00	%+	4.49%	7.77%	8.83%	1.57	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Dividend Value Fund

FINANCIAL HIGHLIGHTS – For a share outstanding throughout each period

Advisor Class
	Six Months Ended			April 30, 2006*
	June 30, 2008		Year Ended	Through
	(Unaudited)		December 31, 2007	December 31, 2006
Net asset value, beginning of period	$12.99		$13.32	$13.18

Income from investment operations:
Net investment income	0.06	^	0.08 ^	0.10	^
Net realized and unrealized gain/(loss) on investments	(0.93)		0.22	0.42
Total from investment operations	(0.87)		0.30	0.52

Less distributions:
From net investment income	—		(0.10)	(0.10)
From net realized gain on investments	—		(0.54)	(0.28)
	—		(0.64)	(0.38)

Redemption fees retained	—		0.01 ^	0.00	^#

Net asset value, end of period	$12.12		$12.99	$13.32

Total return	(6.70	%)+	2.26%	3.95	%+

Ratios/supplemental data:
Net assets, end of period (thousands)	$326		$177	$671
Ratio of expenses to average net assets:
Before expense reimbursement	1.98	%**	1.87%	1.86	%**
After expense reimbursement	1.73	%**	1.73%	1.73	%**
Ratio of net investment income to average net assets:
Before expense reimbursement	0.66	%**	0.44%	1.00	%**
After expense reimbursement	0.91	%**	0.58%	1.13	%**
Portfolio turnover rate	0.00	%+	4.49%	7.77	%+

*	Commencement of operations.
**	Annualized.
+	Not annualized.
^	Based on average shares outstanding.
#	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited)

NOTE 1 – ORGANIZATION

The Al Frank Fund and the Al Frank Dividend Value Fund (the “Funds”) are each diversified series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company.  The investment objective of the Al Frank Fund is to seek growth of capital, which it attempts to achieve by investing in out of favor and undervalued equity securities. The investment objective of the Al Frank Dividend Value Fund is long-term total return from both capital appreciation and, secondarily, dividend income, which it seeks to achieve by investing in dividend-paying equity securities that it believes are out of favor and undervalued. The Al Frank Fund Investor and Advisor Classes commenced operations on January 2, 1998 and April 30, 2006, respectively.  The Al Frank Dividend Value Fund Investor and Advisor Classes commenced operations on September 30, 2004 and April 30, 2006, respectively.

Prior to April 30, 2006, the shares of the Funds had no specific class designation.  As of that date, all of the then outstanding shares were redesignated as Investor Class Shares.  As part of its multiple class plan, the Funds now also offer Advisor Class Shares.  Because the fees and expenses vary between the Investor Class Shares and the Advisor Class Shares, performance will vary with respect to each class.  Under normal conditions, the Advisor Class Shares are expected to have lower expenses than the Investor Class Shares which will result in higher total returns.

Advisor Class Shares are offered primarily to qualified registered investment advisors, financial advisors and investors such as pension and profit sharing plans, employee benefit trusts, endowments, foundations and corporations.  Advisor Class Shares may be purchased through certain financial intermediaries and mutual fund supermarkets that charge their customers transaction or other fees with respect to their customers’ investment in the Funds.  The Funds may also be purchased by qualified investors directly through the Funds’ Transfer Agent.  Wrap account programs established with broker-dealers or financial intermediaries may purchase Advisor Class Shares only if the program for which the shares are being acquired will not require the Funds to pay any type of distribution or administration payment to any third-party.  A registered investment advisor may aggregate all client accounts investing in the Funds to meet the Advisor Class Shares investment minimum.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation:  The Funds’ investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees.  These procedures consider many factors, including the type of security, size of holding, trading volume, and news events.  There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Funds determine their net asset values per share. As of June 30, 2008, the Al Frank Fund held a fair valued security with a market value of $0 or 0% of net assets.  Short-term investments are valued at amortized cost, which approximates market value.  Investments in other mutual funds are valued at their net asset value per share.

The Funds adopted the provisions of Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“SFAS 157”), effective with the beginning of the Funds’ fiscal year.  SFAS 157 establishes a hierarchy that prioritizes the inputs to

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable.  See note 9 – Summary of Fair Value Exposure for more information.

B.
Federal Income Taxes:  It is the Funds’ policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

On July 13, 2006, the Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  Effective June 30, 2007, the Funds adopted FIN 48.  Management of the Funds reviewed the tax positions in the open tax years 2004 to 2007 and determined that the implementation of FIN 48 had no impact on either Fund’s net assets or results of operations.

C.
Security Transactions, Dividends and Distributions:  Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America.  To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

D.
Use of Estimates:  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

E.
Reclassification of Capital Accounts:  Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting  These reclassifications have no effect on net assets or net asset value per share.

F.
REITs:  The Funds have made certain investments in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion being designated as a return of capital.  The Funds intend to include the gross dividends from such REITs in its annual distributions to its shareholders and, accordingly, a portion of the Funds’ distributions may also be designated as a return of capital.

G.
Redemption Fees:  The Funds charge a 2% redemption fee to shareholders who redeem shares held for less than 60 days.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

H.
New Accounting Pronouncement:  In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008.  SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.  Management is currently evaluating the implications of SFAS 161. The impact on the Funds’ financial statement disclosures, if any, is currently being assessed.

NOTE 3 – INVESTMENT ADVISORY FEE AND OTHER AGREEMENTS

For the six months ended June 30, 2008, Al Frank Asset Management, Inc. (the “Advisor”) provided the Funds with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Funds. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of each Fund. For the six months ended June 30, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund incurred $1,051,094 and $124,661, respectively, in advisory fees.

The Funds are responsible for their own operating expenses.  For the six months ended June 30, 2008, the Advisor agreed to reduce fees payable to it by the Funds and to pay the Funds’ operating expenses to the extent necessary to limit the Al Frank Fund’s Investor Class aggregate annual operating expenses to 1.49% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.24% of average daily net assets, and the Al Frank Dividend Value Fund’s Investor Class aggregate annual operating expenses to 1.98% of average daily net assets and Advisor Class aggregate annual operating expenses to 1.73% of average daily net assets.  Any such reduction made by the Advisor in its fees or payment of expenses which are a Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of each Fund’s operations.  Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended June 30, 2008, the Advisor reduced its fees and absorbed Fund expenses in the amount of $160,886 and $31,813 for the Al Frank Fund and the Al Frank Dividend Value Fund, respectively. Cumulative expenses subject to recapture pursuant to the aforementioned conditions expire as follows:

Al Frank Fund		Al Frank Dividend Value Fund
Year	Amount	Year	Amount
2010	$249,714	2009	$86,373
2011	160,886	2010	45,435
	$410,600	2011	31,813
			$163,621

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Funds. U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Funds’ custodian.  For the six months ended June 30, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund incurred the following expenses for administration, fund accounting, transfer agency, and custody:

	Al Frank Fund	Al Frank Dividend Value Fund
Administration	$116,889	$30,430
Fund accounting	37,423	22,596
Transfer agency	55,106	19,500
Custody	12,395	2,140

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Funds are also employees of the Administrator.

For the six months ended June 30, 2008, the Al Frank Fund and the Al Frank Dividend Value Fund were allocated $2,905 and $1,498, respectively, of the Chief Compliance Officer fee.

NOTE 4 – OTHER AFFILIATES

Investments representing 5% or more of the outstanding securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. The aggregate market value of all securities of affiliated companies as of June 30, 2008 amounted to $506,000 representing 0.27% of net assets. Transactions during the six months ended June 30, 2008 in the Al Frank Fund in which the issuer was an “affiliated person” are as follows:

Smith-Midland Corp.
Beginning Shares	440,000
Beginning Cost	$454,448
Purchase Cost	—
Sales Cost	—
Ending Cost	$454,448
Ending Shares	440,000
Dividend Income	$—
Net Realized Gain/(Loss)	$—

NOTE 5 – DISTRIBUTION COSTS

The Funds have adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Funds to pay for distribution and related expenses at an annual rate of up to 0.25% of each Fund’s Investor Class average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Funds. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as “Distribution Coordinator”.  For the six months ended June 30, 2008, the Al Frank Fund – Investor Class and the Al Frank Dividend Value Fund – Investor Class paid the Distribution Coordinator $253,762 and $30,911, respectively.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Fund, were $2,830,046 and $26,001,445, respectively.

For the six months ended June 30, 2008, the cost of purchases and the proceeds from sales of securities, excluding short-term securities for the Al Frank Dividend Value Fund, were $0 and $2,333,458, respectively.

NOTE 7 – LINE OF CREDIT

The Al Frank Fund and the Al Frank Dividend Value Fund have lines of credit in the amounts of $25,000,000 and $8,400,000, respectively.  These lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Funds’ custodian, U.S. Bank N.A.  For the six months ended June 30, 2008, the Al Frank Dividend Value Fund had an outstanding average daily balance and a weighted average interest rate of $94 and 6.50%, respectively.  During the six months ended June 30, 2008, the maximum amount outstanding for the Al Frank Dividend Value Fund was $17,000.

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

NOTE 8 – SECURITIES LENDING

The Al Frank Fund has entered into a securities lending arrangement with Morgan Stanley Securities Servicing Inc. (the “Borrower”).  Under the terms of the agreement, the Fund is authorized to loan securities to the borrower.  In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned.  The cash collateral is invested in short-term instruments as noted in the Fund’s Schedule of Investments.  Securities lending income is disclosed in the Fund’s Statement of Operations.  Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them.  The agreement provides that the Fund receives a guaranteed amount in securities lending revenue annually.

As of June 30, 2008, the value of securities loaned and collateral held by the Al Frank Fund are as follows:

Market Value
of Securities
Loaned	Collateral
$16,950,092	$17,580,244

Note 9 – SUMMARY OF FAIR VALUE EXPOSURE

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ securities as of June 30, 2008:

Al Frank Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$205,931,983	$205,931,983	$—	$—
Total	$205,931,983	$205,931,983	$—	$—
Al Frank Dividend Value Fund
		Fair Value Measurements at Reporting Date Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable Inputs	Unobservable Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Securities	$23,209,937	$23,209,937	$—	$—
Total	$23,209,937	$23,209,937	$—	$—

Al Frank Funds

NOTES TO FINANCIAL STATEMENTS at June 30, 2008 (Unaudited), Continued

NOTE 10 – INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of distributions received from real estate investment trusts, wash sale losses deferred, and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the six months ended June 30, 2008 and the year ended December 31, 2007 for the Funds was as follows:

	Al Frank Fund
	2008	2007
Ordinary income	$—	$969,937
Long-term capital gains	—	23,202,578
	Al Frank Dividend Value Fund
	2008	2007
Ordinary income	$—	$165,226
Long-term capital gains	—	1,084,485

Ordinary income distributions may include dividends paid from short-term capital gains.

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code section 825(b)(3), the amount necessary to reduce the earnings and profits for the Funds related to net capital gains to zero for the tax year ended December 31, 2007.

As of December 31, 2007, the Funds’ most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

		Al Frank
	Al Frank Fund	Dividend Value Fund
Cost of investments	$178,870,303	$22,402,144
Gross tax unrealized appreciation	$104,306,726	$7,955,113
Gross tax unrealized depreciation	(22,256,867)	(2,382,312)
Net tax unrealized appreciation	$82,049,859	$5,572,801
Undistributed ordinary income	$—	$8,321
Undistributed long-term capital gain	—	6,338
Total distributable earnings	$—	$14,659
Other accumulated gains/(losses)	$—	$(55,638)
Total accumulated earnings/(losses)	$82,049,859	$5,531,822

At December 31, 2007, the Al Frank Dividend Value Fund deferred on a tax basis post-October losses of $55,638.

Al Frank Funds

NOTICE TO SHAREHOLDERS at June 30, 2008 (Unaudited)

How to Obtain a Copy of the Funds’ Proxy Voting Policies

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 888.263.6443 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at sec.gov.

How to Obtain a Copy of the Funds’ Proxy Voting Records for the 12-Month Period Ended June 30, 2008

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2008 is available without charge, upon request, by calling 888.263.6443.  Furthermore, you can obtain the Funds’ proxy voting records on the SEC’s website at sec.gov.

Quarterly Filings on Form N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC’s website at sec.gov.  The Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.  Information included in the Funds’ Form N-Q is also available by calling 888.263.6443.

Advisor
Al Frank Asset Management, Inc.
32392 Coast Highway, Suite 260
Laguna Beach, CA  92651
alfrankfunds.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
888.263.6443

Custodian
U.S. Bank N.A.
1555 North River Center Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA  19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
75 East 55th Street, First Floor
New York, NY  10022-3205

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.  Statements and other information herein are dated and are subject to change.

If you have any questions or need help with your account,
call our customer service team at:

888.263.6443

The Al Frank Funds Web site contains resources for both
current and potential shareholders, including:

•	Performance through the most recent quarter and month end
•	Applications, including new account forms, IRA and IRA transfer forms
•	Electronic copies of the Prospectus and Annual Report

All of this information and more is available at:

alfrankfunds.com

Must be preceded or accompanied by a prospectus. Please
refer to the prospectus for important information about
the investment company, including investment objectives,
risks, charges and expenses.

Small company investing involves greater volatility,
limited liquidity and other risks.

Distributed by Quasar Distributors, LLC. 8/08

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedules of Investments.

Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.  The nominating committee recently approved a nominating committee charter, however, the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees did not change.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/3/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date  9/3/08

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date  9/3/08

* Print the name and title of each signing officer under his or her signature.